Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	October 2023
Payment Date	11/15/2023
Transaction Month	8
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,732,167,317.56	48,752		57.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$300,000,000.00	5.028%		April 15, 2024
Class A-2a Notes	$359,000,000.00	5.14%		March 15, 2026
Class A-2b Notes	$235,000,000.00	6.04031%	*	March 15, 2026
Class A-3 Notes	$510,000,000.00	4.65%		February 15, 2028
Class A-4 Notes	$96,000,000.00	4.56%		December 15, 2028
Class B Notes	$47,330,000.00	5.07%		January 15, 2029
Class C Notes	$31,610,000.00	5.51%		September 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.72%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,528,691.95

Principal:
Principal Collections	$30,267,356.66
Prepayments in Full	$15,172,770.08
Liquidation Proceeds	$324,740.95
Recoveries	$169,258.16
Sub Total	$45,934,125.85
Collections	$51,462,817.80

Purchase Amounts:
Purchase Amounts Related to Principal	$12,044.76
Purchase Amounts Related to Interest	$74.58
Sub Total	$12,119.34

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$51,474,937.14

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	October 2023
Payment Date	11/15/2023
Transaction Month	8
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$51,474,937.14
Servicing Fee	$1,139,984.04	$1,139,984.04	$0.00	$0.00	$50,334,953.10
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$50,334,953.10
Interest - Class A-2a Notes	$1,386,146.12	$1,386,146.12	$0.00	$0.00	$48,948,806.98
Interest - Class A-2b Notes	$1,066,297.86	$1,066,297.86	$0.00	$0.00	$47,882,509.12
Interest - Class A-3 Notes	$1,976,250.00	$1,976,250.00	$0.00	$0.00	$45,906,259.12
Interest - Class A-4 Notes	$364,800.00	$364,800.00	$0.00	$0.00	$45,541,459.12
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,541,459.12
Interest - Class B Notes	$199,969.25	$199,969.25	$0.00	$0.00	$45,341,489.87
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,341,489.87
Interest - Class C Notes	$145,142.58	$145,142.58	$0.00	$0.00	$45,196,347.29
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$45,196,347.29
Regular Principal Payment	$59,615,774.71	$45,196,347.29	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$51,474,937.14

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$45,196,347.29
Total					$45,196,347.29

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$27,315,637.50	$76.09	$1,386,146.12	$3.86	$28,701,783.62	$79.95
Class A-2b Notes	$17,880,709.79	$76.09	$1,066,297.86	$4.54	$18,947,007.65	$80.63
Class A-3 Notes	$0.00	$0.00	$1,976,250.00	$3.88	$1,976,250.00	$3.88
Class A-4 Notes	$0.00	$0.00	$364,800.00	$3.80	$364,800.00	$3.80
Class B Notes	$0.00	$0.00	$199,969.25	$4.23	$199,969.25	$4.23
Class C Notes	$0.00	$0.00	$145,142.58	$4.59	$145,142.58	$4.59
Total	$45,196,347.29	$28.62	$5,138,605.81	$3.25	$50,334,953.10	$31.87

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	October 2023
Payment Date	11/15/2023
Transaction Month	8

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$323,613,880.43	0.9014314	$296,298,242.93	0.8253433
Class A-2b Notes	$211,836,384.12	0.9014314	$193,955,674.33	0.8253433
Class A-3 Notes	$510,000,000.00	1.0000000	$510,000,000.00	1.0000000
Class A-4 Notes	$96,000,000.00	1.0000000	$96,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$1,220,390,264.55	0.7729174	$1,175,193,917.26	0.7442930

Pool Information
Weighted Average APR	4.807%	4.819%
Weighted Average Remaining Term	52.25	51.45
Number of Receivables Outstanding	42,413	41,573
Pool Balance	$1,367,980,847.96	$1,321,855,986.06
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,249,765,042.31	$1,208,233,916.00
Pool Factor	0.7897510	0.7631226

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.48
Yield Supplement Overcollateralization Amount	$113,622,070.06
Targeted Overcollateralization Amount	$161,081,496.22
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$146,662,068.80

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.48
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.48
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.48

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	October 2023
Payment Date	11/15/2023
Transaction Month	8
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		72	$347,949.45
(Recoveries)		12	$169,258.16
Net Loss for Current Collection Period			$178,691.29
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1567%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3618%
Second Prior Collection Period			0.4555%
Prior Collection Period			0.1950%
Current Collection Period			0.1594%
Four Month Average (Current and Prior Three Collection Periods)			0.2929%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		501	$1,978,360.21
(Cumulative Recoveries)			$220,899.81
Cumulative Net Loss for All Collection Periods			$1,757,460.40
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1015%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,948.82
Average Net Loss for Receivables that have experienced a Realized Loss			$3,507.90

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.80%	271	$10,573,759.01
61-90 Days Delinquent	0.08%	28	$1,100,988.08
91-120 Days Delinquent	0.02%	6	$288,056.08
Over 120 Days Delinquent	0.02%	5	$251,470.32
Total Delinquent Receivables	0.92%	310	$12,214,273.49

Repossession Inventory:
Repossessed in the Current Collection Period		14	$553,271.74
Total Repossessed Inventory		25	$1,076,179.07

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0970%
Prior Collection Period			0.0896%
Current Collection Period			0.0938%
Three Month Average			0.0935%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1241%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	October 2023
Payment Date	11/15/2023
Transaction Month	8

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	124	$4,915,236.53
2 Months Extended	144	$6,335,427.34
3+ Months Extended	27	$1,110,878.03

Total Receivables Extended	295	$12,361,541.90
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2023

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer